Share capital - Schedule of Movement in share capital (Details) $ / shares in Units, $ in Thousands																12 Months Ended
	Apr. 01, 2021 USD ($) $ / shares shares	Dec. 14, 2020 USD ($) shares	Sep. 30, 2020 SFr / shares shares	Sep. 28, 2020 USD ($) $ / shares shares	May 19, 2020 USD ($) shares	Apr. 24, 2020 SFr / shares shares	Apr. 16, 2020 USD ($) shares	Apr. 15, 2020 USD ($) $ / shares shares	Dec. 19, 2019 USD ($) shares	Sep. 02, 2019 USD ($) shares	Aug. 22, 2019 USD ($)	Jul. 05, 2019 USD ($) shares	Jun. 14, 2019 USD ($) shares	Jun. 07, 2019 USD ($) shares	Feb. 06, 2019 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 SFr / shares	Dec. 14, 2020 SFr / shares	May 19, 2020 SFr / shares	May 19, 2020 $ / shares	Apr. 16, 2020 SFr / shares	Dec. 16, 2019 SFr / shares	Sep. 02, 2019 SFr / shares	Jul. 05, 2019 SFr / shares	Jun. 14, 2019 SFr / shares	Jun. 07, 2019 SFr / shares	Feb. 06, 2019 SFr / shares
Disclosure of classes of share capital [line items]
Equity, beginning balance																$ 335,505	$ 111,156	$ 126,243
Number of shares outstanding, beginning of period (in shares) | shares																76,721,543	52,096,960	47,825,000
Issue of share capital / capital contributions																		$ 103,392
Issue of share capital / capital contributions (in shares) | shares												962,500	25,000	2,700,000	75,000
Share issue related cost																$ (147)		(1,778)
Transfer from share premium for par value increase																		0
Purchase of treasury shares																		141
Sale of treasury shares																		$ 41
Sale of treasury shares (in shares) | shares									509,460
Shares surrendered to redeem share purchase plan promissory notes																	$ 0
Issuance of shares through capitalization of reserves																	0
Issuance of shares through capitalization of reserves (in shares) | shares							4,777,996
Elimination of fractional holdings (in shares) | shares						51
Issuance of shares to be held as treasury shares																0	0
Grant of shares to settle 2014 incentive plan awards																	0
Grant of shares to settle 2014 incentive plan awards (in shares) | shares					356,144
Issuance of shares at initial public offering																	232,668
Issuance of shares at initial public offering (in shares) | shares					12,245,631
Sale of shares under greenshoe option																	34,900
Sale of shares under greenshoe option (in shares) | shares					1,836,844
Transaction costs, initial public offering and greenshoe option																	(23,355)
Issuance of shares at follow-on offering (in shares) | shares				6,000,000
Issuance of shares at follow-on offering																	204,000
Transaction costs, follow-on offering																	(15,084)
Other (in shares) | shares			2,796
Exercise of options																$ 778	$ 54
Exercise of options (in shares) | shares		2,895														41,382	2,895	0
Exercise of options and vestings of RSUs (in shares) | shares																88,935
Shares surrendered to redeem share purchase plan promissory notes (in shares) | shares								(597,774)
Total transactions with owners																$ 61,258	$ 470,768	$ 102,631
Movements during the year (in shares) | shares																88,935	24,624,583	4,271,960
Equity, ending balance																$ 166,088	$ 335,505	$ 111,156
Number of shares outstanding, ending of period (in shares) | shares																	76,721,543	52,096,960
Par value per share (value per share) | (per share)	$ 0.08		SFr 0.08	$ 34.00		SFr 0.08		$ 18.75											SFr 0.08	SFr 0.08	SFr 0.08	$ 19.00	SFr 0.08	SFr 0.08	SFr 0.08	SFr 0.008	SFr 0.008	SFr 0.008	SFr 0.008
Equity Attributable To Share Transactions
Disclosure of classes of share capital [line items]
Equity, beginning balance																	$ 554,183	$ 452,669
Issue of share capital / capital contributions												$ 26,950	$ 700	$ 75,600	$ 1
Share issue related cost										$ (8)		(306)	$ (13)	(1,432)	(19)
Sale of treasury shares									$ 41
Issuance of shares at initial public offering					$ 232,668
Sale of shares under greenshoe option					34,900
Transaction costs, initial public offering and greenshoe option					(23,355)
Issuance of shares at follow-on offering				$ 204,000
Transaction costs, follow-on offering				$ (15,084)
Exercise of options		$ 54														778
Total transactions with owners																778	433,183	101,514
Equity, ending balance																778		554,183
Issued share capital
Disclosure of classes of share capital [line items]
Equity, beginning balance																$ 6,314	$ 4,361	$ 401
Number of shares outstanding, beginning of period (in shares) | shares																76,770,000	53,337,500	47,825,000
Issue of share capital / capital contributions												$ 7		$ 22	$ 1			$ 171
Issue of share capital / capital contributions (in shares) | shares												962,500	25,000	2,700,000	75,000
Transfer from share premium for par value increase											$ 3,789							3,789
Purchase of treasury shares										$ 141
Purchase of treasury shares (in shares) | shares										1,750,000
Issuance of shares through capitalization of reserves							$ 393										$ 393
Issuance of shares through capitalization of reserves (in shares) | shares							4,777,996
Issuance of shares to be held as treasury shares	$ 131				$ 34											$ 131	34
Issuance of shares to be held as treasury shares (in shares) | shares	1,500,000				408,873
Issuance of shares at initial public offering					$ 1,007												1,007
Issuance of shares at initial public offering (in shares) | shares					12,245,631
Issuance of shares at follow-on offering (in shares) | shares				6,000,000
Issuance of shares at follow-on offering				$ 519													519
Total transactions with owners																$ 131	$ 1,953	$ 3,960
Movements during the year (in shares) | shares																1,500,000	23,432,500	5,512,500
Equity, ending balance																$ 6,445	$ 6,314	$ 4,361
Number of shares outstanding, ending of period (in shares) | shares																78,270,000	76,770,000	53,337,500
Share premium
Disclosure of classes of share capital [line items]
Equity, beginning balance																$ 981,056	$ 549,922	$ 452,268
Issue of share capital / capital contributions												$ 26,943	$ 700	$ 75,578				103,221
Share issue related cost										$ (8)		$ (306)	$ (13)	$ (1,432)	$ (19)			(1,778)
Transfer from share premium for par value increase											$ (3,789)							(3,789)
Shares surrendered to redeem share purchase plan promissory notes								$ 11,208									11,208
Issuance of shares through capitalization of reserves							$ (393)										(393)
Grant of shares to settle 2014 incentive plan awards					$ (29)												(29)
Issuance of shares at initial public offering					231,661												231,661
Sale of shares under greenshoe option					23,591												23,591
Transaction costs, initial public offering and greenshoe option					(23,355)												(23,355)
Issuance of shares at follow-on offering				203,481													203,481
Transaction costs, follow-on offering				$ (15,084)													(15,084)
Exercise of options		$ 54														771	54
Total transactions with owners																771	431,134	97,654
Equity, ending balance																981,827	981,056	549,922
Treasury shares
Disclosure of classes of share capital [line items]
Equity, beginning balance																$ (4)	$ (100)	0
Number of shares outstanding, beginning of period (in shares) | shares																(48,457)	(1,240,540)
Purchase of treasury shares										$ (141)								141
Purchase of treasury shares (in shares) | shares										(1,750,000)
Sale of treasury shares									$ 41									41
Sale of treasury shares (in shares) | shares									509,460
Shares surrendered to redeem share purchase plan promissory notes								$ (11,208)									$ (11,208)
Elimination of fractional holdings (in shares) | shares						51
Issuance of shares to be held as treasury shares	$ (131)				$ (34)											$ (131)	(34)
Issuance of shares to be held as treasury shares (in shares) | shares	(1,500,000)				(408,873)
Grant of shares to settle 2014 incentive plan awards					$ 29												29
Grant of shares to settle 2014 incentive plan awards (in shares) | shares					356,144
Sale of shares under greenshoe option					$ 11,309												11,309
Sale of shares under greenshoe option (in shares) | shares					1,836,844
Other (in shares) | shares			2,796
Exercise of options																$ 7
Exercise of options (in shares) | shares		2,895
Exercise of options and vestings of RSUs (in shares) | shares																88,935
Shares surrendered to redeem share purchase plan promissory notes (in shares) | shares								(597,774)
Total transactions with owners																$ (124)	$ 96	$ (100)
Movements during the year (in shares) | shares																(1,411,065)	1,192,083	(1,240,540)
Equity, ending balance																$ (128)	$ (4)	$ (100)
Number of shares outstanding, ending of period (in shares) | shares																(1,459,522)	(48,457)	(1,240,540)